Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2015	2014	classification	2015	2014	classification	2015	2014
Derivatives designated as
hedging instruments:
Forward contracts	$109,900	$92,850	Other assets	$24	$-	Other liabilities	$232	$551
Total derivatives designated
as hedging instruments	$109,900	$92,850		$24	$-		$232	$551
Derivatives not designated
as hedging instruments:
Interest rate swaps	$189,152	$237,576	Other assets	$3,760	$8,418	Other liabilities	$4,144	$9,102
Foreign currency forward contracts	140	745	Other assets	1	16	Other liabilities	-	11
Interest rate caps	94,680	96,046	Other assets	94	320	Other liabilities	94	320
Indexed options on deposits	90,409	86,712	Other assets	13,080	16,608	-	-	-
Bifurcated embedded options	86,283	83,244	-	-	-	Interest bearing deposits	9,873	13,048
Total derivatives not
designated as
hedging instruments:	$460,664	$504,323		$16,935	$25,362		$14,111	$22,481
Total derivative assets
and liabilities	$570,564	$597,173		$16,959	$25,362		$14,343	$23,032

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2015
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(4,376)	Mortgage banking activities	$(4,719)	$17
Total	$(4,376)		$(4,719)	$17

Year ended December 31, 2014
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(6,613)	Mortgage banking activities	$(6,091)	$(109)
Total	$(6,613)		$(6,091)	$(109)

Year ended December 31, 2013
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$2,286	Mortgage banking activities	$1,839	$577
Total	$2,286		$1,839	$577

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2015	2014	2013
Forward contracts	Mortgage banking activities	$(389)	$(10,876)	$9,039
Interest rate swaps	Other operating income	300	1,223	965
Foreign currency forward contracts	Other operating income	49	8	18
Foreign currency forward contracts	Interest expense	(4)	5	(1)
Indexed options on deposits	Interest expense	(334)	2,815	5,296
Bifurcated embedded options	Interest expense	73	(1,666)	(4,230)
Total		$(305)	$(8,491)	$11,087